EQUITY	6 Months Ended
Jun. 30, 2026
Equity [abstract]
EQUITY	EQUITY
Common Equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	2026	2025
Common shares	$10,775	$10,839
Contributed surplus	233	148
Retained earnings	16,210	16,665
Ownership changes	5,395	5,470
Accumulated other comprehensive income	9,870	10,674
Common equity	$42,483	$43,796
The company is authorized to issue an unlimited number of Class A Limited Voting Shares ("Class A shares") and 85,120 Class B Limited Voting Shares ("Class B shares"). The company’s Class A shares and Class B shares have no stated par value. The holders of Class A shares and Class B shares rank on par with each other with respect to the payment of dividends and the return of capital on the liquidation, dissolution or winding up of the company or any other distribution of the assets of the company among its shareholders for the purpose of winding up its affairs. Holders of the Class A shares are entitled to elect half of the Board of Directors of the company and holders of the Class B shares are entitled to elect the other half of the Board of Directors. With respect to the Class A and Class B shares, there are no dilutive factors, material or otherwise, that would result in different diluted earnings per share between the classes. This relationship holds true irrespective of the number of dilutive instruments issued in either one of the respective classes of Class A and Class B shares, as both classes of shares participate equally, on a pro rata basis, in the dividends, earnings and net assets of the company, whether taken before or after dilutive instruments, regardless of which class of shares is diluted.
On October 9, 2025, the company completed a three-for-two stock split of the company’s outstanding Class A shares. All share count and per share disclosures are presented on a post-split basis.
The number of issued and outstanding Class A and Class B shares are as follows:

AS AT JUN. 30, 2026 AND DEC. 31, 2025	2026	2025
Class A shares[1]	2,232,918,585	2,244,618,516
Class B shares	85,120	85,120
Shares outstanding[1]	2,233,003,705	2,244,703,636
1.Excludes 169,607,525 Class A shares held by the company from shares repurchased that have not been cancelled as at June 30, 2026 (December 31, 2025 – 183,590,069).

The authorized common share capital consists of an unlimited number of Class A shares and 85,120 Class B shares. Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30	2026	2025[5]	2026	2025[5]
Outstanding, beginning of period[1]	2,234,342,918	2,250,089,746	2,244,703,636	2,259,825,132
Issued (Repurchased)
Issuances	394,699	302,099	398,979	1,799,316
Repurchases[2]	(2,831,931)	(9,108,740)	(14,819,781)	(21,865,355)
Long-term share ownership plans[3]	1,043,890	2,098,988	2,646,359	3,603,293
Dividend reinvestment plan and other	54,129	119,259	74,512	138,966
Outstanding, end of period[4]	2,233,003,705	2,243,501,352	2,233,003,705	2,243,501,352
1.Excludes 167,018,055 Class A shares held by the company from shares repurchased that have not been cancelled as at March 31, 2026 (March 31, 2025 – 171,227,496).
2.Includes 2.8 million shares repurchased during the three months ended June 30, 2026, net of restricted share grants, and other (June 30, 2025– 9.1 million).
3.Includes management share option plan, escrowed stock plan and restricted stock plan.
4.Excludes 169,607,525 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2026 (June 30, 2025 – 180,273,633).
5.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
Earnings Per Share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Net income attributable to shareholders	$364	$272	$466	$345
Preferred share dividends	(42)	(42)	(86)	(82)
Net income available to shareholders	322	230	380	263
Dilutive impact of exchangeable shares	4	3	7	6
Net income available to shareholders including dilutive impact of exchangeable shares	$326	$233	$387	$269

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2026	2025[1]	2026	2025[1]
Weighted average – Class A and Class B shares	2,233.7	2,244.3	2,238.0	2,250.2
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	119.0	114.8	119.1	116.8
Class A and Class B shares and share equivalents	2,352.7	2,359.1	2,357.1	2,367.0
1.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
Share-Based Compensation
The company and its consolidated subsidiaries account for stock options using the fair value method. Under the fair value method, compensation expense for stock options that are direct awards of stock is measured at fair value at the grant date using an option pricing model and recognized over the vesting period. Options issued under the company’s Management Share Option Plan (“MSOP”) generally vest over a period of up to five years, expire 10 years after the grant date, and are settled through issuance of Class A shares. The exercise price is equal to the market price at the grant date. During the three months ended June 30, 2026, the company did not grant any stock options. During the six months ended June 30, 2026, the company granted 1.0 million stock options at a weighted average exercise price of $47.11. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5-year term, 30.7% volatility, a weighted average expected dividend yield of 0.8% annually, a risk-free rate of 3.9% and a liquidity discount of 25%.
The company previously established an Escrowed Stock Plan (“ESP”) whereby a private company is capitalized with preferred shares issued to Brookfield for cash proceeds and common shares (the “escrowed shares”) that are granted to executives. The proceeds are used to purchase Class A shares and therefore the escrowed shares represent an interest in the underlying Class A shares. The escrowed shares generally vest over five years and must be held to the fifth anniversary of the grant date. At a date no more than 10 years from the grant date, all escrowed shares held will be exchanged for a number of Class A shares issued from treasury of the company, based on the market value of Class A shares at the time of exchange. During the three months ended June 30, 2026, the company did not grant any escrowed shares. During the six months ended June 30, 2026, the company granted 24.4 million escrowed shares at a weighted average price of $47.11. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5-year term, 30.7% volatility, a weighted average expected dividend yield of 0.8% annually, a risk-free rate of 3.9% and a liquidity discount of 25%.